GRANTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
Grants receivable	$ 405	$ 886
Other receivables	113	124
Grants receivable and other current assets	$ 518	$ 1,010